DEPOSITS (Details 2) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Maturing within: three months ending
December 31, 2012	$ 103,052,206
March 31, 2013	72,023,548
June 30, 2013	66,334,646
September 30, 2013	60,859,873
Maturing within: year ending
September 30, 2014	130,028,650
September 30, 2015	7,157,561
September 30, 2016	3,328,143
September 30, 2017	2,545,950
Total certificates of deposit	445,330,577	424,232,174
Interest expense on deposits
Interest-bearing checking	1,183,041	2,563,968	3,667,002
Savings	81,415	58,269	59,133
Money market	842,182	1,342,532	2,146,037
Certificates of deposit	5,109,586	7,409,683	10,262,192
Total	$ 7,216,224	$ 11,374,452	$ 16,134,364